Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities
Net income / (loss)	$ 398	$ (463)	$ 4
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	841	859	1,099
Amortization	264	275	277
Loss / (gain) on disposal of property, plant and equipment	3	(5)	12
Write-down of inventories	72	73	569
Write off of property, plant and equipment	0	0	2
Change in cash surrender value of life insurance contract	(5)	(4)	(5)
Change in fair value of financial instruments	5	(4)	7
Dividend income from financial instruments at fair value	(4)	(1)	(4)
Coupons received from financial instruments at amortized cost	(79)	0	0
(Gain) / loss from sale of financial instruments at fair value	1	(16)	(58)
Loss from redemption of financial instruments at amortized cost	4	0	0
Interest expense	114	116	62
Changes in assets and liabilities:
Trade receivables	(230)	166	498
Other receivables, deposits and prepayments	(203)	(586)	965
Right-of-use assets	(308)	0	0
Lease liabilities	308	0	0
Inventories	(498)	18	(563)
Accounts payable	379	(407)	(419)
Contract liabilities	(5)	17	0
Accrued charges and deposits	20	4	122
Refund liabilities	69	0	0
Payable to affiliated parties	24	(23)	19
Income tax liabilities	0	0	(539)
Long-term deposit received	(45)	(46)	738
Long-term loan	33	42	0
Net cash provided by operating activities	1,158	15	2,786
Cash flows from investing activities
Proceeds from disposal of property, plant and equipment	32	5	4
Acquisition of property, plant and equipment	(260)	(578)	(364)
Acquisition of financial instruments at fair value	(68)	(226)	(517)
Acquisition of financial instruments at amortized cost	(1,007)	0	0
Coupons received from financial instruments at amortized cost	59	0	0
Proceeds from sale of financial instruments at fair value	110	223	657
Proceeds from redemption of financial instruments at amortized cost	500	0	0
Dividends received from financial instruments at fair value	4	1	4
Net cash used in investing activities	(630)	(575)	(216)
Cash flows from financing activities
Capital lease payments	(28)	(28)	(44)
Advance from notes payable	14	237	467
Repayment of notes payable	(14)	(336)	(502)
Advance from bank loans	1,769	641	0
Repayment of bank loans	(278)	(196)	(143)
Payment to affiliated party	0	(67)	(135)
Stock repurchase	(119)	(364)	(572)
Proceeds from options exercised	323	0	0
Advance from long-term loan	0	0	2,465
Net cash generated from / (used in) financing activities	1,667	(113)	1,536
Net increase / (decrease) in cash and cash equivalents	2,195	(673)	4,106
Effect of exchange rate changes on cash and cash equivalents	(611)	(551)	900
Cash and cash equivalents, beginning of year	7,527	8,751	3,745
Cash and cash equivalents, end of year	9,111	7,527	8,751
Cash paid during the year for:
Interest	64	23	10
Income tax	$ 0	$ 0	$ 562